Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Total	Restated Balance [Member]	Common Class A [Member]	Common Class A [Member] Restated Balance [Member]	Common Class B [Member]	Common Class B [Member] Restated Balance [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Accumulated Deficit)	Retained Earnings (Accumulated Deficit) Restated Balance [Member]
Balance at Jul. 30, 2020	$ 0		$ 0		$ 0		$ 0	$ 0
Balance (Shares) at Jul. 30, 2020			0		0
Issuance of common stock to sponsor	25,000				$ 431		24,569
Issuance of common stock to Sponsor (Shares)					4,312,500
Net income (loss)	(53,239)				$ (53,239)			(53,239)
Balance at Sep. 30, 2020	(28,239)		$ 0		$ 431		24,569	(53,239)
Balance (Shares) at Sep. 30, 2020			0		4,312,500
Balance at Jul. 31, 2020	0		$ 0		$ 0		0	0
Balance (Shares) at Jul. 31, 2020			0		0
Issuance of common stock to sponsor	25,000				$ 431		24,569
Issuance of common stock to Sponsor (Shares)					4,312,500
Sale of private placement warrants to Sponsor in private placement	1,076,250						1,076,250
Accretion of Class A common stock subject to possible redemption	(19,613,221)		$ (19,613,221)				(1,100,819)	(18,512,402)
Net income (loss)	(2,958,534)		(1,043,325)	$ (2,958,534)	$ (1,915,209)	$ (2,958,534)		(2,958,534)
Balance at Dec. 31, 2020	(21,470,505)	$ (21,470,505)	$ 0		$ 431		0	(21,470,936)	$ (21,470,936)
Balance (Shares) at Dec. 31, 2020			0		4,312,500
Net income (loss)	6,079,998							6,079,998
Balance at Mar. 31, 2021	(15,390,507)		$ 0		$ 431		0	(15,390,938)
Balance (Shares) at Mar. 31, 2021			0		4,312,500
Balance at Dec. 31, 2020	(21,470,505)	(21,470,505)	$ 0		$ 431		0	(21,470,936)	(21,470,936)
Balance (Shares) at Dec. 31, 2020			0		4,312,500
Balance at Jun. 30, 2021	(27,048,289)		$ 0		$ 431		0	(27,048,720)
Balance (Shares) at Jun. 30, 2021			0		4,312,500
Balance at Dec. 31, 2020	(21,470,505)	$ (21,470,505)	$ 0		$ 431		0	(21,470,936)	$ (21,470,936)
Balance (Shares) at Dec. 31, 2020			0		4,312,500
Accretion of Class A common stock subject to possible redemption			$ (19,613,221)
Net income (loss)	(3,661,861)		(2,929,489)		$ (732,372)
Balance at Sep. 30, 2021	(25,132,366)		$ 0		$ 431		0	(25,132,797)
Balance (Shares) at Sep. 30, 2021			0		4,312,500
Balance at Mar. 31, 2021	(15,390,507)		$ 0		$ 431		0	(15,390,938)
Balance (Shares) at Mar. 31, 2021			0		4,312,500
Net income (loss)	(11,657,782)							(11,657,782)
Balance at Jun. 30, 2021	(27,048,289)		$ 0		$ 431		0	(27,048,720)
Balance (Shares) at Jun. 30, 2021			0		4,312,500
Net income (loss)	1,915,923		$ 1,532,738		$ 383,185			1,915,923
Balance at Sep. 30, 2021	$ (25,132,366)		$ 0		$ 431		$ 0	$ (25,132,797)
Balance (Shares) at Sep. 30, 2021			0		4,312,500